Risk Management (Details 10) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CLP ($) Number
USD [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative Instruments (adjusted to market)	$ 14,360
Deposits	1,400
Loans	7,650
Financial investments	0
Total Exposure	$ 23,410
Credit Risk [Member] | Derivatives Contracts [Member] | UK [Member] | USD [Member] | Santander UK [Member]
Disclosure of detailed information about financial instruments [line items]
Classification | Number	1
Derivative Instruments (adjusted to market)	$ 24,000
Deposits	2,000
Loans	0
Financial investments	0
Total Exposure	$ 26,000
Credit Risk [Member] | Derivatives Contracts [Member] | Mexico | USD [Member]
Disclosure of detailed information about financial instruments [line items]
Classification | Number	2
Derivative Instruments (adjusted to market)	$ 9,420
Deposits	40
Loans	0
Financial investments	0
Total Exposure	$ 9,460
Credit Risk [Member] | Derivatives Contracts [Member] | Mexico | USD [Member] | Banco Santander Mexico [Member]
Disclosure of detailed information about financial instruments [line items]
Classification | Number	2
Derivative Instruments (adjusted to market)	$ 9,400
Deposits	0
Loans	0
Financial investments	0
Total Exposure	$ 9,400
Credit Risk [Member] | Derivatives Contracts [Member] | Banco Santander España [Member] | Spain | USD [Member]
Disclosure of detailed information about financial instruments [line items]
Classification | Number	1	[1]
Derivative Instruments (adjusted to market)	$ 319,000	[1]
Deposits	54,800	[1]
Loans	400	[1]
Financial investments	0	[1]
Total Exposure	$ 374,200	[1]

[1]	The total amount of this exposure to derivative instruments must be compensated daily with collateral and, therefore, the net credit exposure is USD 0.